ORGANIZATION (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
E-Sun Sky Network [Member] | VIEs [Member]
Variable Interest Entity, Financial or Other Support, Amount	$ 23,087.0